United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        July 18, 2008

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      126
Form 13F Information Table Value Total (in thousands):  $342,402

List of Other Included Managers:  None

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FORM 13-F INFORMATION TABLE
EDGEMOOR INVESTMENT ADVISORS, INC.
JUNE 30, 2008



COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7  COLUMN 8
--------------------------------  --------  ---------  ---------  --------             --------  --------  ---------
                                                                                                            VOTING
                                   TITLE                 VALUE    SHRS OR   SH/  PUT/  INVEST.    OTHER    AUTHORITY
                                  --------                                                                 ---------
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRET.   MGRS.      SOLE     SHARED  NONE
--------------------------------  --------  ---------  ---------  --------  ---  ----  --------  --------  ---------  ------  ----
3M Co.                            COM       88579Y101     6,477     93,068  SH         SOLE                   93,068
AES Corp.                         COM       00130H105     1,055     54,902  SH         SOLE                   54,902
AES Trust III                     PFD       00808N202       425      8,810  SH         SOLE                    8,810
AGL Res                           COM       001204106       700     20,256  SH         SOLE                   20,256
Adelphia Recovery Trust           COM       00685R409        15    291,372  SH         SOLE                  291,372
Alcoa Inc.                        COM       013817101     4,934    138,506  SH         SOLE                  138,506
Amer Electric Power Co.           COM       025537101     2,333     57,988  SH         SOLE                   57,988
Ameren Corp.                      COM       023608102     1,322     31,300  SH         SOLE                   31,300
American Express Co.              COM       025816109     2,260     59,985  SH         SOLE                   59,985
Amgen Inc.                        COM       031162100     2,795     59,256  SH         SOLE                   59,256
Anheuser Busch Co. Inc.           COM       035229103     6,370    102,550  SH         SOLE                  102,550
Apartment Invest. & Mgt. Pfd. Y   PFD       03748R796       312     13,800  SH         SOLE                   13,800
Apollo Group Inc. - A             COM       037604105       307      6,930  SH         SOLE                    6,930
Atmos Energy Corp.                COM       049560105     2,290     83,075  SH         SOLE                   83,075
Automatic Data Process.           COM       053015103     9,177    219,031  SH         SOLE                  219,031
Avon Products Inc.                COM       054303102     4,894    135,859  SH         SOLE                  135,859
BCE Inc.                          COM       05534B760       880     25,268  SH         SOLE                   25,268
BT Group Inc.                     COM       05577E101     2,096     52,764  SH         SOLE                   52,764
Bank of America Corp.             COM       060505104     5,030    210,738  SH         SOLE                  210,738
Barclays Bank PLC ADR             COM       06738E204     2,362    102,014  SH         SOLE                  102,014
Berkshire Hathaway - A            COM       084990175     3,502         29  SH         SOLE                       29
Berkshire Hathaway Inc. - B       COM       084670207    17,729      4,419  SH         SOLE                    4,419
Biogen Idec Inc.                  COM       09062X103       367      6,575  SH         SOLE                    6,575
Biomed Realty Tr PFD A            PFD       09063H206       770     38,950  SH         SOLE                   38,950
Broadridge Financial Solutions    COM       11133T103       933     44,325  SH         SOLE                   44,325
Canadian Natural Resources Ltd.   COM       136385101       473      4,720  SH         SOLE                    4,720
Carmax Inc.                       COM       143130102     5,642    397,616  SH         SOLE                  397,616
Cemex S.A.B. de C.V               COM       151290889     5,333    215,909  SH         SOLE                  215,909
CenterPoint Energy                COM       15189T107       915     57,007  SH         SOLE                   57,007
Chevrontexaco Corp.               COM       166764100       374      3,769  SH         SOLE                    3,769
Cisco Systems Inc.                COM       17275r102     6,538    281,081  SH         SOLE                  281,081
Citigroup Inc.                    COM       172967101       195     11,652  SH         SOLE                   11,652
Comcast Corp. 6.6% Pfd.           PFD       20030N507       588     27,300  SH         SOLE                   27,300
Comcast Corp. 6.8% Pfd.           PFD       20030N408       664     28,600  SH         SOLE                   28,600
Comcast Corp. 7.0% Pfd.           PFD       20030N309       484     20,400  SH         SOLE                   20,400
ConocoPhillips                    COM       20825C104     1,807     19,144  SH         SOLE                   19,144
Consol Tomoka Land Fla            COM       210226106       516     12,272  SH         SOLE                   12,272
Corts Provident Trust 1 Pfd.      PFD       22080X203       678     30,380  SH         SOLE                   30,380
Corts UnumProvident               COM       22081B200       206      9,500  SH         SOLE                    9,500
Cross Timbers Royalty Trust       COM       22757R109     2,102     34,925  SH         SOLE                   34,925
Crosstex Energy LP                COM       22765U102       819     28,571  SH         SOLE                   28,571
Crosstex Energy, Inc.             COM       22765Y104     2,704     78,023  SH         SOLE                   78,023
Devon Energy Corp.                COM       25179M103    13,749    114,426  SH         SOLE                  114,426
Diageo PLC ADR                    COM       25243Q205     9,567    129,513  SH         SOLE                  129,513
Dominion Resources Inc.           COM       25746U109     3,531     74,350  SH         SOLE                   74,350
Dover Corp.                       COM       260003108       270      5,575  SH         SOLE                    5,575
Duke Energy Corp.                 COM       26441C105     2,498    143,744  SH         SOLE                  143,744
Eaton Vance Tax                   COM       27829F108       278     18,250  SH         SOLE                   18,250
Enbridge Energy Mgmt              COM       29250X103     2,058     40,232  SH         SOLE                   40,232
Enbridge Energy Ptrs. LP          COM       29250R106     1,462     29,059  SH         SOLE                   29,059
Enel SPA - Ordinary Shares        COM       T3679P115     2,643    277,735  SH         SOLE                  277,735
Energy East Corp.                 COM       29266M109     1,952     78,945  SH         SOLE                   78,945
Energy Transfer Partners          COM       29273R109     1,881     43,264  SH         SOLE                   43,264
Enerplus Resources Fund           COM       29274D604       601     12,996  SH         SOLE                   12,996
Eon AG ADS                        COM       268780103       538      8,013  SH         SOLE                    8,013
ExxonMobil Corp.                  COM       30231G102     1,067     12,111  SH         SOLE                   12,111
Fairpoint Communications          COM       305560104     1,201    166,639  SH         SOLE                  166,639
Fastenal Co.                      COM       311900104    10,221    236,828  SH         SOLE                  236,828
Felcor Lodging Trust Inc. Pfd. A  PFD       31430F200     1,538     80,695  SH         SOLE                   80,695
Felcor Lodging Trust Inc. Pfd. C  PFD       31430F507     1,261     65,970  SH         SOLE                   65,970
Gatx Corp.                        COM       361448103     1,327     29,935  SH         SOLE                   29,935
General Mills Inc.                COM       370334104     7,508    123,541  SH         SOLE                  123,541
Great Plains Energy Inc.          COM       391164100     1,723     68,173  SH         SOLE                   68,173
Heineken Hldg New Ord             COM       N39338194       897     19,528  SH         SOLE                   19,528
Hersha Hospitality Trust Pfd. A   PFD       427825203       328     15,900  SH         SOLE                   15,900
Hilltop Holdings Pfd. A           PFD       432748200     1,340     70,575  SH         SOLE                   70,575
Huaneng Power International       COM       443304100     1,609     58,208  SH         SOLE                   58,208
Intel Corp.                       COM       458140100       299     13,911  SH         SOLE                   13,911
International Game Tech.          COM       459902102     3,186    127,541  SH         SOLE                  127,541
Interstate Hotels & Resorts Inc.  COM       46088S106        87     33,582  SH         SOLE                   33,582
Ishares MSCI Japan Index Fund     COM       464286848     5,529    443,406  SH         SOLE                  443,406
Johnson & Johnson                 COM       478160104     9,819    152,605  SH         SOLE                  152,605
Kinder Morgan Energy Ptrs.        COM       494550106     2,710     48,630  SH         SOLE                   48,630
Kinder Morgan Mgmt.               COM       49455U100     3,654     67,852  SH         SOLE                   67,852
Liberty Entertainment - A         COM       53071M500     1,782     73,536  SH         SOLE                   73,536
Liberty Global Inc. - A           COM       530555101       285      9,083  SH         SOLE                    9,083
Liberty Global Inc. - C           COM       530555309       299      9,842  SH         SOLE                    9,842
Liberty Media Interactive - A     COM       53071M104     1,315     89,121  SH         SOLE                   89,121
M I Homes Inc. Pfd.               PFD       55305B200     1,743     90,520  SH         SOLE                   90,520
MBNA Capital E                    COM       55270B201       258     11,410  SH         SOLE                   11,410
MFA Mortgage Investments Pfd. A   PFD       55272X201       281     14,100  SH         SOLE                   14,100
Markel Corp.                      COM       570535104       521      1,420  SH         SOLE                    1,420
Medtronic Inc.                    COM       585055106     2,888     55,809  SH         SOLE                   55,809
Merrill Lynch Depositor Inc.      COM       740434881       229      9,400  SH         SOLE                    9,400
Methanex Corp.                    COM       59151K108     1,087     38,801  SH         SOLE                   38,801
Nestle SA ADR                     COM       641069406     8,482     74,868  SH         SOLE                   74,868
Novartis AG ADR                   COM       66987V109     9,977    181,271  SH         SOLE                  181,271
Nstar                             COM       67019E107     1,028     30,396  SH         SOLE                   30,396
Owens & Minor                     COM       690732102       219      4,800  SH         SOLE                    4,800
Penn West Energy Trust            COM       707885109     2,603     76,912  SH         SOLE                   76,912
Potlatch Corp.                    COM       737630103     2,702     59,883  SH         SOLE                   59,883
Potomac Electric Pwr Co.          COM       713291102     1,046     40,770  SH         SOLE                   40,770
Procter & Gamble Co.              COM       742718109     9,483    155,939  SH         SOLE                  155,939
Progressive Corp. Ohio            COM       743315103       748     39,960  SH         SOLE                   39,960
Provident Energy Trust            COM       74386K104       951     83,175  SH         SOLE                   83,175
Rayonier Inc.                     COM       754907103     2,560     60,302  SH         SOLE                   60,302
Royal Dutch Shell PLC ADR - A     COM       780259206       246      3,010  SH         SOLE                    3,010
Schering-Plough Pref              PFD       806605705     3,972     20,738  SH         SOLE                   20,738
Sears Holdings Corp               COM       812350106     1,327     18,020  SH         SOLE                   18,020
Siemens AG                        COM       826197501     5,218     47,382  SH         SOLE                   47,382
Spectra Energy                    COM       847560109     1,229     42,762  SH         SOLE                   42,762
Sunstone Hotel Investors Pfd. A   PFD       867892200     1,257     67,950  SH         SOLE                   67,950
Sysco Corp.                       COM       871829107     5,121    186,138  SH         SOLE                  186,138
TC Pipelines LP                   COM       87233q108       640     18,168  SH         SOLE                   18,168
Tejon Ranch Co.                   COM       879080109       896     24,850  SH         SOLE                   24,850
Telecom Corp. Of New Zealand      COM       879278208     2,379    176,099  SH         SOLE                  176,099
TierOne Financial                 COM       88650R108       131     28,463  SH         SOLE                   28,463
Time Warner                       COM       887317105     3,076    207,836  SH         SOLE                  207,836
Toyota Industries                 COM       J92628106     3,243    101,100  SH         SOLE                  101,100
Tupperware Corp.                  COM       899896104       700     20,450  SH         SOLE                   20,450
United Parcel Service - B         COM       911312106     7,170    116,646  SH         SOLE                  116,646
United Utilities ADR              COM       91311Q105     3,659    133,924  SH         SOLE                  133,924
Unumprovident Corp.               COM       91529Y106       517     25,300  SH         SOLE                   25,300
Verizon Communications            COM       92343v104     2,575     72,750  SH         SOLE                   72,750
Vodaphone Group ADR               COM       92857W209     1,209     41,028  SH         SOLE                   41,028
Wal-Mart Stores Inc.              COM       931142103       836     14,867  SH         SOLE                   14,867
Weight Watchers Int'l.            COM       948626106     1,102     30,939  SH         SOLE                   30,939
Wellpoint Inc.                    COM       94973V107     4,214     88,425  SH         SOLE                   88,425
Wesco Financial Corp.             COM       950817106     5,683     14,878  SH         SOLE                   14,878
Westar Energy Inc.                COM       95709T100       572     26,600  SH         SOLE                   26,600
Western Union Co.                 COM       959802109    12,149    491,452  SH         SOLE                  491,452
XTO Energy Co.                    COM       98385X106       426      6,212  SH         SOLE                    6,212
Xcel Energy Inc.                  COM       98389B100     1,692     84,327  SH         SOLE                   84,327
YRC Worldwide Inc.                COM       984249102     4,334    29,1466  SH         SOLE                  291,466
Zimmer Holdings Inc.              COM       98956P102     2,650     38,949  SH         SOLE                   38,949
eBay Inc.                         COM       278642103     7,988    29,2294  SH         SOLE                  292,294
